Document and Entity Information	Apr. 05, 2023
Cover [Abstract]
Entity Address, State or Province	WA
Amendment Flag	false
Entity Central Index Key	0000065770
Document Type	8-K
Document Period End Date	Apr. 05, 2023
Entity Registrant Name	MicroVision, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34170
Entity Tax Identification Number	91-1600822
Entity Address, Address Line One	18390 NE 68th Street
Entity Address, City or Town	Redmond
Entity Address, Postal Zip Code	98052
City Area Code	425
Local Phone Number	936-6847
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	MVIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false